Schedule of Investments (unaudited)	iShares® iBonds® Dec 2027 Term Corporate ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 2.3%
Boeing Co. (The)
2.70%, 02/01/27 (Call 12/01/26)(a)	$3,146	$2,884,693
2.80%, 03/01/27 (Call 12/01/26)(a)	1,291	1,182,982
5.04%, 05/01/27 (Call 03/01/27)	6,355	6,303,143
General Dynamics Corp.
2.63%, 11/15/27 (Call 08/15/27)	1,001	917,607
3.50%, 04/01/27 (Call 02/01/27)	3,472	3,315,830
Hexcel Corp., 4.20%, 02/15/27 (Call 11/15/26)(a)	1,425	1,348,007
L3Harris Technologies Inc., 5.40%, 01/15/27	3,225	3,232,579
Lockheed Martin Corp., 5.10%, 11/15/27 (Call 10/15/27)	1,875	1,901,888
Northrop Grumman Corp., 3.20%, 02/01/27
(Call 11/01/26)(a)	2,654	2,506,915
RTX Corp.
3.13%, 05/04/27 (Call 02/04/27)	4,401	4,120,832
3.50%, 03/15/27 (Call 12/15/26)	4,380	4,167,789
7.20%, 08/15/27	383	413,529
		32,295,794
Agriculture — 1.6%
BAT Capital Corp.
3.56%, 08/15/27 (Call 05/15/27)	11,104	10,319,280
4.70%, 04/02/27 (Call 02/02/27)	3,174	3,090,207
Bunge Ltd. Finance Corp., 3.75%, 09/25/27
(Call 06/25/27)	2,114	1,996,377
Philip Morris International Inc.
3.13%, 08/17/27 (Call 05/17/27)	1,703	1,591,624
5.13%, 11/17/27 (Call 10/17/27)	5,325	5,337,780
		22,335,268
Airlines — 0.9%
American Airlines Pass Through Trust, Series 2015-2,
Class AA, 3.60%, 03/22/29	221	204,959
Southwest Airlines Co.
3.45%, 11/16/27 (Call 08/16/27)(a)	935	868,765
5.13%, 06/15/27 (Call 04/15/27)	6,090	6,073,861
United Airlines Pass Through Trust, Series 2020-1,
Class A, 5.88%, 04/15/29	5,545	5,507,469
		12,655,054
Apparel — 0.4%
NIKE Inc., 2.75%, 03/27/27 (Call 01/27/27)	3,163	2,969,203
Tapestry Inc., 4.13%, 07/15/27 (Call 04/15/27)	1,309	1,231,573
VF Corp., 2.80%, 04/23/27 (Call 02/23/27)(a)	1,543	1,405,040
		5,605,816
Auto Manufacturers — 2.7%
American Honda Finance Corp., 2.35%, 01/08/27	2,247	2,064,521
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)(a)	2,385	2,269,685
6.80%, 10/01/27 (Call 08/01/27)(a)	3,244	3,385,990
General Motors Financial Co. Inc.
2.35%, 02/26/27 (Call 01/26/27)	3,270	2,934,563
2.70%, 08/20/27 (Call 06/20/27)	2,931	2,626,088
4.35%, 01/17/27 (Call 10/17/26)	3,462	3,334,252
5.00%, 04/09/27 (Call 03/09/27)	4,060	3,991,833
Honda Motor Co. Ltd., 2.53%, 03/10/27
(Call 02/10/27)(a)	2,590	2,385,442
PACCAR Financial Corp., 2.00%, 02/04/27	800	723,408
Toyota Motor Credit Corp.
1.15%, 08/13/27	2,002	1,734,613
1.90%, 01/13/27	2,035	1,841,675
Security	Par (000)	Value

Auto Manufacturers (continued)
3.05%, 03/22/27(a)	$4,035	$3,789,390
3.20%, 01/11/27	1,943	1,840,371
4.55%, 09/20/27	3,055	3,022,311
5.45%, 11/10/27	1,715	1,754,256
		37,698,398
Auto Parts & Equipment — 0.3%
BorgWarner Inc., 2.65%, 07/01/27 (Call 05/01/27)(a)	3,582	3,269,148
Lear Corp., 3.80%, 09/15/27 (Call 06/15/27)	1,658	1,559,648
		4,828,796
Banks — 14.9%
Banco Santander SA
4.25%, 04/11/27	3,445	3,276,229
5.29%, 08/18/27	5,872	5,771,706
Bank of America Corp.
3.25%, 10/21/27 (Call 10/21/26)	8,375	7,859,351
Series L, 4.18%, 11/25/27 (Call 11/25/26)	6,669	6,362,159
Bank of Montreal
2.65%, 03/08/27	4,255	3,901,069
Series H, 4.70%, 09/14/27 (Call 08/14/27)	3,410	3,348,245
Bank of New York Mellon Corp. (The)
2.05%, 01/26/27 (Call 12/26/26)	2,830	2,558,462
3.25%, 05/16/27 (Call 02/16/27)	3,016	2,829,581
Bank of Nova Scotia (The)
1.95%, 02/02/27	2,840	2,543,220
2.95%, 03/11/27	2,510	2,324,185
Canadian Imperial Bank of Commerce, 3.45%, 04/07/27	3,630	3,409,151
Citigroup Inc., 4.45%, 09/29/27	12,609	12,122,167
Credit Suisse AG/New York NY, 5.00%, 07/09/27	3,530	3,405,638
Deutsche Bank AG/New York NY, 5.37%, 09/09/27(a)	1,115	1,105,812
Fifth Third Bancorp., 2.55%, 05/05/27 (Call 04/05/27)	2,044	1,837,147
Fifth Third Bank NA, 2.25%, 02/01/27 (Call 01/01/27)(a)	1,959	1,737,613
Goldman Sachs Group Inc. (The)
3.85%, 01/26/27 (Call 01/26/26)	9,809	9,359,355
5.95%, 01/15/27	2,751	2,793,503
ING Groep NV, 3.95%, 03/29/27	4,928	4,707,324
JPMorgan Chase & Co.
3.63%, 12/01/27 (Call 12/01/26)(a)	3,661	3,457,814
4.25%, 10/01/27	5,223	5,059,468
8.00%, 04/29/27	2,575	2,845,298
KeyBank NA/Cleveland OH
4.39%, 12/14/27(a)	590	543,744
5.85%, 11/15/27 (Call 10/16/27)(a)	2,820	2,763,205
KeyCorp, 2.25%, 04/06/27(a)	3,152	2,737,008
Lloyds Banking Group PLC, 3.75%, 01/11/27	4,118	3,896,863
Manufacturers & Traders Trust Co., 3.40%, 08/17/27(a)	1,440	1,273,104
Mitsubishi UFJ Financial Group Inc.
3.29%, 07/25/27(a)	2,740	2,547,077
3.68%, 02/22/27	2,661	2,551,660
Mizuho Financial Group Inc.
3.17%, 09/11/27	2,776	2,545,814
3.66%, 02/28/27(a)	1,785	1,683,844
Morgan Stanley
3.63%, 01/20/27	9,753	9,247,600
3.95%, 04/23/27	6,510	6,197,520
National Australia Bank Ltd., 3.91%, 06/09/27(a)	2,385	2,285,999
Northern Trust Corp., 4.00%, 05/10/27 (Call 04/10/27)(a)	3,887	3,761,411
PNC Bank NA, 3.10%, 10/25/27 (Call 09/25/27)	3,325	3,044,636
PNC Financial Services Group Inc. (The), 3.15%,
05/19/27 (Call 04/19/27)	2,814	2,616,936

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Corporate ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Royal Bank of Canada
2.05%, 01/21/27	$587	$529,920
3.63%, 05/04/27	3,476	3,292,989
4.24%, 08/03/27	4,380	4,237,738
6.00%, 11/01/27	4,710	4,850,217
Santander Holdings USA Inc., 4.40%, 07/13/27
(Call 04/14/27)	3,562	3,391,416
Sumitomo Mitsui Financial Group Inc.
2.17%, 01/14/27	2,185	1,958,241
3.35%, 10/18/27(a)	2,769	2,553,212
3.36%, 07/12/27	4,806	4,485,007
3.45%, 01/11/27(a)	3,437	3,222,772
Synchrony Financial, 5.63%, 08/23/27 (Call 07/23/27)	1,915	1,816,875
Toronto-Dominion Bank (The)
1.95%, 01/12/27	2,695	2,432,965
2.80%, 03/10/27	3,855	3,544,287
4.11%, 06/08/27	4,940	4,745,117
4.69%, 09/15/27	3,810	3,739,058
Truist Financial Corp., 1.13%, 08/03/27
(Call 06/03/27)(a)	2,385	2,029,086
U.S. Bancorp., Series X, 3.15%, 04/27/27
(Call 03/27/27)	3,988	3,705,729
Wells Fargo & Co., 4.30%, 07/22/27	8,470	8,156,864
Westpac Banking Corp.
3.35%, 03/08/27(a)	4,172	3,941,956
4.04%, 08/26/27(a)	1,835	1,786,226
5.46%, 11/18/27	3,255	3,314,794
		208,045,387
Beverages — 1.5%
Coca-Cola Co. (The)
1.45%, 06/01/27(a)	4,593	4,108,255
2.90%, 05/25/27	1,501	1,416,178
3.38%, 03/25/27(a)	3,134	3,020,894
Constellation Brands Inc.
3.50%, 05/09/27 (Call 02/09/27)	1,680	1,592,825
4.35%, 05/09/27 (Call 04/09/27)	1,530	1,495,146
Diageo Capital PLC, 5.30%, 10/24/27 (Call 09/24/27)	1,235	1,255,723
Keurig Dr Pepper Inc., 3.43%, 06/15/27
(Call 03/15/27)(a)	1,270	1,200,417
PepsiCo Inc.
2.63%, 03/19/27 (Call 01/19/27)	1,967	1,841,014
3.00%, 10/15/27 (Call 07/15/27)(a)	4,720	4,466,111
		20,396,563
Biotechnology — 1.4%
Amgen Inc.
2.20%, 02/21/27 (Call 12/21/26)	5,841	5,302,985
3.20%, 11/02/27 (Call 08/02/27)	3,131	2,924,918
Bio-Rad Laboratories Inc., 3.30%, 03/15/27
(Call 02/15/27)(a)	1,384	1,300,669
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)	1,997	1,729,242
2.95%, 03/01/27 (Call 12/01/26)	4,623	4,336,097
Illumina Inc., 5.75%, 12/13/27 (Call 11/13/27)	1,006	1,008,505
Royalty Pharma PLC, 1.75%, 09/02/27 (Call 07/02/27)(a)	3,203	2,783,407
		19,385,823
Building Materials — 0.5%
Carrier Global Corp., 2.49%, 02/15/27 (Call 12/15/26)	2,079	1,897,254
Lennox International Inc., 1.70%, 08/01/27
(Call 06/01/27)(a)	1,045	913,351
Security	Par (000)	Value

Building Materials (continued)
Martin Marietta Materials Inc.
3.45%, 06/01/27 (Call 03/01/27)	$1,030	$969,632
3.50%, 12/15/27 (Call 09/15/27)	1,565	1,466,499
Masco Corp., 3.50%, 11/15/27 (Call 08/15/27)	971	907,632
Vulcan Materials Co., 3.90%, 04/01/27 (Call 01/01/27)	1,566	1,507,839
		7,662,207
Chemicals — 1.7%
Air Products and Chemicals Inc., 1.85%, 05/15/27
(Call 03/15/27)	2,376	2,142,891
Albemarle Corp., 4.65%, 06/01/27 (Call 05/01/27)	2,180	2,121,118
Celanese U.S. Holdings LLC, 6.17%, 07/15/27
(Call 06/15/27)	6,610	6,659,839
Ecolab Inc.
1.65%, 02/01/27 (Call 01/01/27)	1,891	1,700,047
3.25%, 12/01/27 (Call 09/01/27)	1,839	1,732,706
LYB International Finance II BV, 3.50%, 03/02/27
(Call 12/02/26)(a)	1,035	978,706
Mosaic Co. (The), 4.05%, 11/15/27 (Call 08/15/27)(a)	911	875,079
RPM International Inc., 3.75%, 03/15/27 (Call 12/15/26)	1,766	1,662,089
Sherwin-Williams Co. (The), 3.45%, 06/01/27
(Call 03/01/27)	5,546	5,251,785
		23,124,260
Commercial Services — 1.1%
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	2,228	2,148,438
Equifax Inc., 5.10%, 12/15/27 (Call 11/15/27)	1,385	1,374,751
Global Payments Inc.
2.15%, 01/15/27 (Call 12/15/26)	3,661	3,271,726
4.95%, 08/15/27 (Call 07/15/27)	975	956,241
Leland Stanford Junior University (The), 1.29%, 06/01/27
(Call 04/01/27)	395	348,611
PayPal Holdings Inc., 3.90%, 06/01/27 (Call 05/01/27)(a)	1,845	1,790,702
S&P Global Inc.
2.45%, 03/01/27 (Call 02/01/27)	3,280	3,028,358
2.95%, 01/22/27 (Call 10/22/26)	1,908	1,796,802
		14,715,629
Computers — 2.6%
Apple Inc.
2.90%, 09/12/27 (Call 06/12/27)	4,699	4,417,060
3.00%, 06/20/27 (Call 03/20/27)(a)	1,784	1,691,357
3.00%, 11/13/27 (Call 08/13/27)(a)	3,259	3,069,815
3.20%, 05/11/27 (Call 02/11/27)	4,549	4,344,795
3.35%, 02/09/27 (Call 11/09/26)	6,293	6,039,644
Dell International LLC/EMC Corp., 6.10%, 07/15/27
(Call 05/15/27)	1,435	1,478,854
HP Inc., 3.00%, 06/17/27 (Call 04/17/27)(a)	3,268	3,025,678
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	3,804	3,375,632
2.20%, 02/09/27 (Call 01/09/27)	2,330	2,120,649
3.30%, 01/27/27(a)	1,863	1,765,938
4.15%, 07/27/27 (Call 06/27/27)(a)	2,360	2,297,932
6.22%, 08/01/27	905	948,657
NetApp Inc., 2.38%, 06/22/27 (Call 04/22/27)(a)	1,593	1,449,375
		36,025,386
Cosmetics & Personal Care — 1.2%
Colgate-Palmolive Co., 3.10%, 08/15/27 (Call 07/15/27)	735	701,197
Estee Lauder Companies Inc. (The), 3.15%, 03/15/27
(Call 12/15/26)(a)	1,251	1,190,464
GSK Consumer Healthcare Capital U.S. LLC, 3.38%,
03/24/27 (Call 02/24/27)	5,425	5,109,211

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Corporate ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
Procter & Gamble Co. (The)
1.90%, 02/01/27	$2,451	$2,252,347
2.80%, 03/25/27	1,980	1,861,339
2.85%, 08/11/27	2,364	2,215,375
Unilever Capital Corp., 2.90%, 05/05/27 (Call 02/05/27)	3,140	2,944,409
		16,274,342
Diversified Financial Services — 6.3%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust
3.65%, 07/21/27 (Call 04/21/27)	3,377	3,118,626
4.63%, 10/15/27 (Call 08/15/27)	2,035	1,944,890
Air Lease Corp.
2.20%, 01/15/27 (Call 12/15/26)	2,830	2,538,227
3.63%, 04/01/27 (Call 01/01/27)	1,903	1,776,831
3.63%, 12/01/27 (Call 09/01/27)	2,110	1,956,709
5.85%, 12/15/27 (Call 11/15/27)	1,355	1,365,623
Ally Financial Inc.
4.75%, 06/09/27 (Call 05/09/27)(a)	2,560	2,414,720
7.10%, 11/15/27 (Call 10/15/27)(a)	2,140	2,178,584
American Express Co.
2.55%, 03/04/27 (Call 02/01/27)	5,410	4,945,281
3.30%, 05/03/27 (Call 04/02/27)	5,103	4,780,644
5.85%, 11/05/27 (Call 10/05/27)	4,390	4,513,579
American Express Credit Corp., 3.30%, 05/03/27
(Call 04/03/27)	800	747,384
Andrew W Mellon Foundation (The), Series 2020,
0.95%, 08/01/27 (Call 06/01/27)	226	194,898
Capital One Financial Corp.
3.65%, 05/11/27 (Call 04/11/27)(a)	3,332	3,113,121
3.75%, 03/09/27 (Call 02/09/27)	4,509	4,221,461
Cboe Global Markets Inc., 3.65%, 01/12/27
(Call 10/12/26)(a)	2,558	2,454,887
Charles Schwab Corp. (The)
2.45%, 03/03/27 (Call 02/03/27)(a)	4,900	4,429,551
3.20%, 03/02/27 (Call 12/02/26)	2,168	2,018,386
3.30%, 04/01/27 (Call 01/01/27)	2,096	1,964,392
Discover Financial Services, 4.10%, 02/09/27
(Call 11/09/26)	3,329	3,100,897
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	1,099	1,027,972
Intercontinental Exchange Inc.
3.10%, 09/15/27 (Call 06/15/27)(a)	1,711	1,599,836
4.00%, 09/15/27 (Call 08/15/27)	4,915	4,764,601
Jefferies Financial Group Inc.
4.85%, 01/15/27(a)	2,412	2,358,888
6.45%, 06/08/27	1,051	1,077,506
Lazard Group LLC, 3.63%, 03/01/27 (Call 12/01/26)	930	865,002
Mastercard Inc., 3.30%, 03/26/27 (Call 01/26/27)	3,269	3,126,210
Nomura Holdings Inc.
2.33%, 01/22/27	4,131	3,669,402
5.39%, 07/06/27(a)	1,535	1,510,133
ORIX Corp.
3.70%, 07/18/27	832	784,643
5.00%, 09/13/27(a)	1,110	1,100,498
Radian Group Inc., 4.88%, 03/15/27 (Call 09/15/26)	1,405	1,341,635
Synchrony Financial, 3.95%, 12/01/27 (Call 09/01/27)(a)	3,156	2,816,982
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)(a)	1,572	1,365,093
1.90%, 04/15/27 (Call 02/15/27)(a)	4,744	4,314,146
Security	Par (000)	Value

Diversified Financial Services (continued)
2.75%, 09/15/27 (Call 06/15/27)	$2,504	$2,328,294
		87,829,532
Electric — 6.0%
Alabama Power Co., 3.75%, 09/01/27 (Call 08/01/27)	1,585	1,517,955
Ameren Corp., 1.95%, 03/15/27 (Call 02/15/27)(a)	1,880	1,686,059
American Electric Power Co. Inc.
3.20%, 11/13/27 (Call 08/13/27)(a)	1,671	1,556,052
5.75%, 11/01/27 (Call 10/01/27)	1,613	1,654,051
Appalachian Power Co., Series X, 3.30%, 06/01/27
(Call 03/01/27)	1,087	1,012,334
Arizona Public Service Co., 2.95%, 09/15/27
(Call 06/15/27)(a)	479	438,160
Black Hills Corp., 3.15%, 01/15/27 (Call 07/15/26)	1,537	1,430,424
CenterPoint Energy Houston Electric LLC, Series AA,
3.00%, 02/01/27 (Call 11/01/26)	1,229	1,152,999
CMS Energy Corp., 3.45%, 08/15/27 (Call 05/15/27)	1,127	1,054,331
Commonwealth Edison Co., Series 122, 2.95%,
08/15/27 (Call 05/15/27)(a)	1,021	947,641
Connecticut Light & Power Co. (The), Series A, 3.20%,
03/15/27 (Call 12/15/26)	1,211	1,140,471
Consolidated Edison Co. of New York Inc., Series B,
3.13%, 11/15/27 (Call 08/15/27)(a)	1,112	1,035,083
Dominion Energy Inc., Series B, 3.60%, 03/15/27
(Call 01/15/27)(a)	1,278	1,210,062
Duke Energy Corp.
3.15%, 08/15/27 (Call 05/15/27)(a)	2,634	2,442,139
5.00%, 12/08/27 (Call 11/08/27)	1,440	1,436,789
Duke Energy Florida LLC, 3.20%, 01/15/27
(Call 10/15/26)	2,110	2,000,301
Edison International, 5.75%, 06/15/27 (Call 04/15/27)	2,373	2,393,360
Entergy Louisiana LLC, 3.12%, 09/01/27 (Call 06/01/27)	1,437	1,332,703
Evergy Kansas Central Inc., 3.10%, 04/01/27
(Call 01/01/27)	910	851,469
Eversource Energy
2.90%, 03/01/27 (Call 02/01/27)	2,500	2,306,050
4.60%, 07/01/27 (Call 06/01/27)	2,120	2,076,667
Exelon Corp., 2.75%, 03/15/27 (Call 02/15/27)	1,445	1,329,862
Georgia Power Co., 3.25%, 03/30/27 (Call 12/30/26)(a)	1,436	1,339,314
Gulf Power Co., Series A, 3.30%, 05/30/27
(Call 02/28/27)(a)	822	775,039
ITC Holdings Corp., 3.35%, 11/15/27 (Call 08/15/27)	1,765	1,645,933
MidAmerican Energy Co., 3.10%, 05/01/27
(Call 02/01/27)	1,514	1,414,924
National Rural Utilities Cooperative Finance Corp.,
3.05%, 04/25/27 (Call 01/25/27)(a)	1,190	1,107,759
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)	3,175	2,848,864
3.55%, 05/01/27 (Call 02/01/27)	4,583	4,337,076
4.63%, 07/15/27 (Call 06/15/27)	4,010	3,939,183
NSTAR Electric Co., 3.20%, 05/15/27 (Call 02/15/27)	1,385	1,302,897
Pacific Gas and Electric Co.
2.10%, 08/01/27 (Call 06/01/27)	3,193	2,754,601
3.30%, 03/15/27 (Call 12/15/26)	1,235	1,126,987
3.30%, 12/01/27 (Call 09/01/27)	3,597	3,200,251
5.45%, 06/15/27 (Call 05/15/27)	1,535	1,502,888
Public Service Electric & Gas Co., 3.00%, 05/15/27
(Call 02/15/27)(a)	1,118	1,047,231
Public Service Enterprise Group Inc., 5.85%, 11/15/27
(Call 10/15/27)	2,245	2,300,519
Sempra Energy, 3.25%, 06/15/27 (Call 03/15/27)	2,768	2,567,043

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Corporate ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Southern California Edison Co.
5.85%, 11/01/27 (Call 10/01/27)	$1,445	$1,490,070
Series D, 4.70%, 06/01/27 (Call 05/01/27)	2,440	2,406,914
Southern Co. (The), 5.11%, 08/01/27	2,700	2,676,024
Union Electric Co., 2.95%, 06/15/27 (Call 03/15/27)	1,374	1,280,444
Virginia Electric & Power Co.
Series A, 3.50%, 03/15/27 (Call 12/15/26)	2,764	2,625,137
Series B, 3.75%, 05/15/27 (Call 04/15/27)(a)	2,280	2,191,445
WEC Energy Group Inc.
1.38%, 10/15/27 (Call 08/15/27)	1,586	1,368,433
5.15%, 10/01/27 (Call 09/01/27)	1,280	1,279,885
Wisconsin Power and Light Co., 3.05%, 10/15/27
(Call 07/15/27)	947	882,727
Xcel Energy Inc., 1.75%, 03/15/27 (Call 02/15/27)	1,696	1,503,877
		82,920,427
Electrical Components & Equipment — 0.1%
Emerson Electric Co., 1.80%, 10/15/27 (Call 08/15/27)	1,798	1,600,454

Electronics — 0.8%
Allegion U.S. Holding Co. Inc., 3.55%, 10/01/27
(Call 07/01/27)(a)	1,359	1,264,441
Honeywell International Inc., 1.10%, 03/01/27
(Call 02/01/27)(a)	3,834	3,393,665
Hubbell Inc., 3.15%, 08/15/27 (Call 05/15/27)	1,035	960,532
Jabil Inc., 4.25%, 05/15/27 (Call 04/15/27)(a)	1,855	1,774,103
Keysight Technologies Inc., 4.60%, 04/06/27
(Call 01/06/27)	2,468	2,431,992
Tyco Electronics Group SA, 3.13%, 08/15/27
(Call 05/15/27)(a)	1,202	1,124,050
		10,948,783
Entertainment — 0.8%
Warnermedia Holdings Inc., 3.76%, 03/15/27
(Call 02/15/27)	11,670	10,924,520

Environmental Control — 0.3%
Republic Services Inc., 3.38%, 11/15/27 (Call 08/15/27)	2,110	1,984,117
Waste Management Inc., 3.15%, 11/15/27
(Call 08/15/27)(a)	2,636	2,474,598
		4,458,715
Food — 2.1%
Conagra Brands Inc., 1.38%, 11/01/27 (Call 09/01/27)	3,759	3,196,616
General Mills Inc., 3.20%, 02/10/27 (Call 11/10/26)(a)	2,683	2,534,120
JBS USA LUX SA/JBS USA Food Co./JBS USA
Finance Inc., 2.50%, 01/15/27 (Call 12/15/26)(a)(b)	2,125	1,890,952
JM Smucker Co. (The), 3.38%, 12/15/27 (Call 09/15/27)	1,820	1,706,268
Kellogg Co., 3.40%, 11/15/27 (Call 08/15/27)	1,864	1,752,458
Kraft Heinz Foods Co., 3.88%, 05/15/27 (Call 02/15/27)	4,365	4,184,551
Kroger Co. (The), 3.70%, 08/01/27 (Call 05/01/27)	2,322	2,217,789
McCormick & Co. Inc./MD, 3.40%, 08/15/27
(Call 05/15/27)	2,630	2,471,095
Mondelez International Inc., 2.63%, 03/17/27
(Call 01/17/27)	3,119	2,875,001
Sysco Corp., 3.25%, 07/15/27 (Call 04/15/27)(a)	2,674	2,506,100
Tyson Foods Inc., 3.55%, 06/02/27 (Call 03/02/27)	4,180	3,947,216
		29,282,166
Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA, 3.88%, 11/02/27
(Call 08/02/27)	1,451	1,345,440
Security	Par (000)	Value

Forest Products & Paper (continued)
Fibria Overseas Finance Ltd., 5.50%, 01/17/27(a)	$1,438	$1,442,285
		2,787,725
Gas — 0.5%
Atmos Energy Corp., 3.00%, 06/15/27 (Call 03/15/27)	954	894,728
National Fuel Gas Co., 3.95%, 09/15/27 (Call 06/15/27)	520	480,834
NiSource Inc., 3.49%, 05/15/27 (Call 02/15/27)	3,133	2,959,024
Southern California Gas Co., 2.95%, 04/15/27
(Call 03/15/27)	2,515	2,355,046
Southwest Gas Corp., 5.80%, 12/01/27
(Call 11/01/27)(a)	745	754,782
		7,444,414
Hand & Machine Tools — 0.0%
Snap-on Inc., 3.25%, 03/01/27 (Call 12/01/26)	346	327,091

Health Care - Products — 0.8%
Baxter International Inc., 1.92%, 02/01/27
(Call 01/01/27)	4,621	4,127,246
GE HealthCare Technologies Inc., 5.65%, 11/15/27
(Call 10/15/27)	5,485	5,589,489
Thermo Fisher Scientific Inc., 4.80%, 11/21/27
(Call 10/21/27)(a)	1,615	1,625,692
		11,342,427
Health Care - Services — 2.9%
Centene Corp., 4.25%, 12/15/27 (Call 12/15/23)	7,005	6,600,812
CommonSpirit Health, 6.07%, 11/01/27 (Call 08/01/27)	1,000	1,021,310
Elevance Health Inc., 3.65%, 12/01/27 (Call 09/01/27)	5,674	5,379,519
HCA Inc.
3.13%, 03/15/27 (Call 02/15/27)(b)	3,550	3,272,390
4.50%, 02/15/27 (Call 08/15/26)	4,148	4,032,727
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	2,734	2,394,437
3.95%, 03/15/27 (Call 12/15/26)	2,249	2,158,006
Kaiser Foundation Hospitals, 3.15%, 05/01/27
(Call 02/01/27)	2,181	2,060,696
Laboratory Corp. of America Holdings, 3.60%, 09/01/27
(Call 06/01/27)(a)	1,851	1,758,098
SSM Health Care Corp., Series A, 3.82%, 06/01/27
(Call 03/01/27)(a)	1,187	1,128,505
UnitedHealth Group Inc.
3.70%, 05/15/27 (Call 04/15/27)(a)	2,100	2,025,870
2.95%, 10/15/27	3,360	3,123,758
3.38%, 04/15/27	2,126	2,023,654
3.45%, 01/15/27	2,982	2,857,800
		39,837,582
Holding Companies - Diversified — 1.3%
Ares Capital Corp.
2.88%, 06/15/27 (Call 05/15/27)(a)	1,545	1,357,221
7.00%, 01/15/27	25	25,082
Blackstone Private Credit Fund, 3.25%, 03/15/27
(Call 02/15/27)	3,245	2,821,657
Blackstone Secured Lending Fund, 2.13%, 02/15/27
(Call 01/15/27)(a)	1,930	1,633,340
Blue Owl Capital Corp., 2.63%, 01/15/27 (Call 12/15/26)	1,695	1,461,480
Blue Owl Capital Corp. III, 3.13%, 04/13/27	1,120	951,742
Blue Owl Credit Income Corp.
4.70%, 02/08/27 (Call 01/08/27)	1,323	1,206,060
7.75%, 09/16/27 (Call 08/16/27)(b)	1,960	1,955,335
Blue Owl Technology Finance Corp., 2.50%, 01/15/27
(Call 12/15/26)(a)	1,100	923,164

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Corporate ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Holding Companies - Diversified (continued)
FS KKR Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	$1,695	$1,461,887
3.25%, 07/15/27 (Call 06/15/27)(a)	1,170	1,014,448
Golub Capital BDC Inc., 2.05%, 02/15/27
(Call 01/15/27)	1,130	951,008
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/27
(Call 01/11/27)	906	852,238
Oaktree Specialty Lending Corp., 2.70%, 01/15/27
(Call 12/15/26)(a)	1,065	936,657
		17,551,319
Home Builders — 0.6%
DR Horton Inc., 1.40%, 10/15/27 (Call 08/15/27)(a)	1,374	1,186,806
Lennar Corp.
4.75%, 11/29/27 (Call 05/29/27)	3,106	3,027,108
5.00%, 06/15/27 (Call 12/15/26)	1,271	1,255,252
PulteGroup Inc., 5.00%, 01/15/27 (Call 10/15/26)	1,526	1,506,483
Toll Brothers Finance Corp., 4.88%, 03/15/27
(Call 12/15/26)	1,388	1,355,215
		8,330,864
Home Furnishings — 0.1%
Leggett & Platt Inc., 3.50%, 11/15/27 (Call 08/15/27)	1,682	1,560,105

Household Products & Wares — 0.4%
Church & Dwight Co. Inc., 3.15%, 08/01/27
(Call 05/01/27)	1,725	1,625,088
Clorox Co. (The), 3.10%, 10/01/27 (Call 07/01/27)	1,944	1,799,114
Kimberly-Clark Corp., 1.05%, 09/15/27 (Call 07/15/27)	1,930	1,669,759
		5,093,961
Insurance — 1.9%
American Equity Investment Life Holding Co., 5.00%,
06/15/27 (Call 03/15/27)	1,558	1,500,183
Aon Corp., 8.21%, 01/01/27(a)	950	1,028,470
Aon Corp./Aon Global Holdings PLC, 2.85%, 05/28/27
(Call 04/28/27)	2,655	2,448,521
AXIS Specialty Finance PLC, 4.00%, 12/06/27
(Call 09/06/27)	1,238	1,164,413
Berkshire Hathaway Finance Corp., 2.30%, 03/15/27
(Call 02/15/27)	895	833,764
Brighthouse Financial Inc., 3.70%, 06/22/27
(Call 03/22/27)	1,835	1,699,650
CNA Financial Corp., 3.45%, 08/15/27 (Call 05/10/27)	1,865	1,742,600
Corebridge Financial Inc., 3.65%, 04/05/27
(Call 03/05/27)	3,850	3,622,119
Jackson Financial Inc., 5.17%, 06/08/27
(Call 05/08/27)(a)	1,180	1,150,606
Manulife Financial Corp., 2.48%, 05/19/27
(Call 03/19/27)(a)	2,178	2,001,887
Markel Group Inc., 3.50%, 11/01/27 (Call 08/01/27)	1,379	1,289,268
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	1,116	1,050,491
Progressive Corp. (The)
2.45%, 01/15/27	1,566	1,442,599
2.50%, 03/15/27 (Call 02/15/27)	2,579	2,373,608
RenaissanceRe Finance Inc., 3.45%, 07/01/27
(Call 04/01/27)(a)	881	821,779
Willis North America Inc., 4.65%, 06/15/27
(Call 05/15/27)	2,430	2,356,906
		26,526,864
Security	Par (000)	Value

Internet — 3.7%
Alibaba Group Holding Ltd., 3.40%, 12/06/27
(Call 09/06/27)	$7,496	$6,994,742
Alphabet Inc., 0.80%, 08/15/27 (Call 06/15/27)(a)	4,128	3,597,511
Amazon.com Inc.
1.20%, 06/03/27 (Call 04/03/27)	4,389	3,866,402
3.15%, 08/22/27 (Call 05/22/27)	10,237	9,660,555
3.30%, 04/13/27 (Call 03/13/27)	4,640	4,424,147
4.55%, 12/01/27 (Call 11/01/27)	6,040	6,035,832
Baidu Inc.
1.63%, 02/23/27 (Call 01/23/27)	130	114,725
3.63%, 07/06/27(a)	1,255	1,181,018
eBay Inc.
3.60%, 06/05/27 (Call 03/05/27)	3,044	2,889,395
5.95%, 11/22/27 (Call 10/22/27)(a)	1,120	1,154,530
Expedia Group Inc., 4.63%, 08/01/27 (Call 05/01/27)	2,947	2,866,164
Meta Platforms Inc., 3.50%, 08/15/27 (Call 07/15/27)	7,430	7,096,021
VeriSign Inc., 4.75%, 07/15/27 (Call 07/15/24)(a)	2,131	2,108,241
		51,989,283
Iron & Steel — 0.5%
ArcelorMittal SA, 6.55%, 11/29/27 (Call 10/29/27)	4,145	4,287,961
Nucor Corp., 4.30%, 05/23/27 (Call 04/23/27)	1,845	1,797,787
Steel Dynamics Inc., 1.65%, 10/15/27 (Call 08/15/27)	1,211	1,037,875
		7,123,623
Lodging — 0.5%
Hyatt Hotels Corp., 5.75%, 01/30/27 (Call 12/30/26)	1,480	1,485,609
Marriott International Inc./MD, 5.00%, 10/15/27
(Call 09/15/27)(a)	3,045	3,027,826
Sands China Ltd., 2.80%, 03/08/27 (Call 02/08/27)	2,000	1,762,560
		6,275,995
Machinery — 1.1%
Caterpillar Financial Services Corp.
1.10%, 09/14/27	2,462	2,142,014
1.70%, 01/08/27	470	426,605
3.60%, 08/12/27	1,820	1,752,533
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)(a)	1,744	1,648,987
John Deere Capital Corp.
1.70%, 01/11/27(a)	1,601	1,444,854
1.75%, 03/09/27	1,862	1,675,819
2.35%, 03/08/27	1,855	1,703,743
2.80%, 09/08/27(a)	1,259	1,164,990
4.15%, 09/15/27	1,525	1,490,611
Otis Worldwide Corp., 2.29%, 04/05/27
(Call 02/05/27)(a)	1,496	1,364,876
		14,815,032
Manufacturing — 0.9%
3M Co., 2.88%, 10/15/27 (Call 07/15/27)(a)	2,839	2,620,908
Carlisle Companies Inc., 3.75%, 12/01/27
(Call 09/01/27)(a)	1,600	1,515,376
Eaton Corp., 3.10%, 09/15/27 (Call 06/15/27)	2,331	2,181,629
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)(a)	2,071	1,949,950
4.25%, 09/15/27 (Call 08/15/27)	3,015	2,935,133
Textron Inc., 3.65%, 03/15/27 (Call 12/15/26)	1,536	1,445,699
		12,648,695
Media — 1.5%
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)	4,776	4,398,123
3.30%, 02/01/27 (Call 11/01/26)	4,283	4,067,265
3.30%, 04/01/27 (Call 02/01/27)	2,724	2,579,628

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Corporate ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
5.35%, 11/15/27 (Call 10/15/27)	$1,190	$1,210,837
FactSet Research Systems Inc., 2.90%, 03/01/27
(Call 02/01/27)	2,115	1,954,048
Paramount Global, 2.90%, 01/15/27 (Call 10/15/26)	2,535	2,273,718
TWDC Enterprises 18 Corp., 2.95%, 06/15/27(a)	2,801	2,636,413
Walt Disney Co. (The), 3.70%, 03/23/27(a)	2,356	2,276,132
		21,396,164
Mining — 0.3%
Freeport-McMoRan Inc., 5.00%, 09/01/27
(Call 09/01/23)(a)	2,580	2,513,952
Kinross Gold Corp., 4.50%, 07/15/27 (Call 04/15/27)	1,974	1,894,606
		4,408,558
Oil & Gas — 3.1%
BP Capital Markets America Inc.
3.02%, 01/16/27 (Call 10/16/26)	3,196	3,011,079
3.54%, 04/06/27 (Call 02/06/27)	1,821	1,742,260
3.59%, 04/14/27 (Call 01/14/27)	2,150	2,061,012
BP Capital Markets PLC, 3.28%, 09/19/27
(Call 06/19/27)(a)	4,482	4,232,442
Canadian Natural Resources Ltd., 3.85%, 06/01/27
(Call 03/01/27)	4,263	4,040,173
Cenovus Energy Inc., 4.25%, 04/15/27 (Call 01/15/27)(a)	1,245	1,195,150
Chevron Corp., 2.00%, 05/11/27 (Call 03/11/27)	2,945	2,676,740
Chevron USA Inc., 1.02%, 08/12/27 (Call 06/12/27)(a)	2,771	2,415,231
Coterra Energy Inc., 3.90%, 05/15/27 (Call 02/15/27)	1,934	1,840,491
Devon Energy Corp., 5.25%, 10/15/27 (Call 10/15/23)	1,360	1,344,115
Eni USA Inc., 7.30%, 11/15/27	1,252	1,344,060
EQT Corp., 3.90%, 10/01/27 (Call 07/01/27)	3,581	3,358,119
Exxon Mobil Corp., 3.29%, 03/19/27 (Call 01/19/27)(a)	2,451	2,348,989
Hess Corp., 4.30%, 04/01/27 (Call 01/01/27)	3,077	2,969,613
Marathon Oil Corp., 4.40%, 07/15/27 (Call 04/15/27)	3,401	3,256,968
Occidental Petroleum Corp., 8.50%, 07/15/27
(Call 01/15/27)	1,470	1,594,685
Phillips 66 Co., 4.95%, 12/01/27 (Call 11/01/27)	1,600	1,592,688
Valero Energy Corp., 2.15%, 09/15/27 (Call 07/15/27)	1,850	1,652,050
		42,675,865
Oil & Gas Services — 0.3%
Baker Hughes Holdings LLC/Baker Hughes
Co-Obligor Inc., 3.34%, 12/15/27 (Call 09/15/27)	4,851	4,531,416

Packaging & Containers — 0.4%
Berry Global Inc., 1.65%, 01/15/27 (Call 12/15/26)	1,641	1,427,079
Packaging Corp. of America, 3.40%, 12/15/27
(Call 09/15/27)	1,901	1,775,401
Sonoco Products Co., 2.25%, 02/01/27 (Call 01/01/27)	1,316	1,177,399
WRKCo Inc., 3.38%, 09/15/27 (Call 06/15/27)	1,429	1,321,925
		5,701,804
Pharmaceuticals — 4.4%
AmerisourceBergen Corp., 3.45%, 12/15/27
(Call 09/15/27)	2,744	2,577,384
AstraZeneca PLC, 3.13%, 06/12/27 (Call 03/12/27)	3,279	3,089,376
Becton Dickinson and Co., 3.70%, 06/06/27
(Call 03/06/27)	5,754	5,487,532
Bristol-Myers Squibb Co.
1.13%, 11/13/27 (Call 09/13/27)	3,499	3,053,927
3.25%, 02/27/27(a)	445	427,739
3.45%, 11/15/27 (Call 08/15/27)(a)	2,007	1,930,152
Cardinal Health Inc., 3.41%, 06/15/27 (Call 03/15/27)	3,982	3,736,908
Security	Par (000)	Value

Pharmaceuticals (continued)
Cigna Group (The)
3.05%, 10/15/27 (Call 07/15/27)	$1,685	$1,556,637
3.40%, 03/01/27 (Call 12/01/26)	4,455	4,206,767
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	7,272	6,277,772
3.63%, 04/01/27 (Call 02/01/27)	2,318	2,206,759
6.25%, 06/01/27	1,296	1,343,511
Eli Lilly & Co.
3.10%, 05/15/27 (Call 02/15/27)	1,478	1,408,874
5.50%, 03/15/27(a)	333	346,806
Johnson & Johnson
0.95%, 09/01/27 (Call 07/01/27)(a)	4,542	3,993,917
2.95%, 03/03/27 (Call 12/03/26)	2,976	2,826,754
Merck & Co. Inc., 1.70%, 06/10/27 (Call 05/10/27)	5,221	4,683,498
Novartis Capital Corp.
2.00%, 02/14/27 (Call 12/14/26)	4,480	4,111,923
3.10%, 05/17/27 (Call 02/17/27)	3,659	3,485,124
Viatris Inc., 2.30%, 06/22/27 (Call 04/22/27)	2,591	2,277,178
Zoetis Inc., 3.00%, 09/12/27 (Call 06/15/27)(a)	2,666	2,487,245
		61,515,783
Pipelines — 3.3%
Boardwalk Pipelines LP, 4.45%, 07/15/27
(Call 04/15/27)	1,829	1,747,957
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27
(Call 01/01/27)	4,307	4,262,896
DCP Midstream Operating LP, 5.63%, 07/15/27
(Call 04/15/27)	1,590	1,596,249
Enbridge Inc., 3.70%, 07/15/27 (Call 04/15/27)	2,699	2,555,467
Energy Transfer LP
4.00%, 10/01/27 (Call 07/01/27)	2,338	2,206,628
4.20%, 04/15/27 (Call 01/15/27)	1,916	1,837,693
4.40%, 03/15/27 (Call 12/15/26)	1,995	1,925,913
5.50%, 06/01/27 (Call 03/01/27)	3,016	3,016,664
Enterprise Products Operating LLC, 3.95%, 02/15/27
(Call 11/15/26)	1,943	1,876,996
MPLX LP
4.13%, 03/01/27 (Call 12/01/26)(a)	4,252	4,090,041
4.25%, 12/01/27 (Call 09/01/27)	2,366	2,263,150
Northwest Pipeline LLC, 4.00%, 04/01/27
(Call 01/01/27)(a)	1,355	1,291,803
ONEOK Inc., 4.00%, 07/13/27 (Call 04/13/27)	1,873	1,783,508
Sabine Pass Liquefaction LLC, 5.00%, 03/15/27
(Call 09/15/26)	5,445	5,396,866
Targa Resources Corp.
5.20%, 07/01/27 (Call 06/01/27)	2,010	1,995,950
6.50%, 07/15/27 (Call 07/15/24)	1,775	1,783,715
TC PipeLines LP, 3.90%, 05/25/27 (Call 02/25/27)	1,079	1,025,395
Tennessee Gas Pipeline Co. LLC, 7.00%, 03/15/27	743	777,030
Williams Companies Inc. (The), 3.75%, 06/15/27
(Call 03/15/27)(a)	5,309	5,035,268
		46,469,189
Real Estate Investment Trusts — 5.0%
Alexandria Real Estate Equities Inc., 3.95%, 01/15/27
(Call 10/15/26)(a)	1,214	1,152,365
American Tower Corp.
2.75%, 01/15/27 (Call 11/15/26)	2,393	2,192,610
3.13%, 01/15/27 (Call 10/15/26)	1,316	1,215,208
3.55%, 07/15/27 (Call 04/15/27)	2,725	2,536,648
3.65%, 03/15/27 (Call 02/15/27)	2,090	1,964,412

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Corporate ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
AvalonBay Communities Inc., 3.35%, 05/15/27
(Call 02/15/27)	$1,335	$1,251,162
Boston Properties LP, 6.75%, 12/01/27 (Call 11/01/27)(a)	2,235	2,287,366
Brandywine Operating Partnership LP, 3.95%, 11/15/27
(Call 08/15/27)(a)	1,359	1,107,626
Brixmor Operating Partnership LP, 3.90%, 03/15/27
(Call 12/15/26)	1,171	1,087,800
Crown Castle International Corp.
2.90%, 03/15/27 (Call 02/15/27)	2,505	2,301,369
3.65%, 09/01/27 (Call 06/01/27)	3,635	3,401,924
4.00%, 03/01/27 (Call 12/01/26)	1,414	1,349,875
Digital Realty Trust LP, 3.70%, 08/15/27 (Call 05/15/27)	3,494	3,271,083
EPR Properties, 4.50%, 06/01/27 (Call 03/01/27)	1,415	1,282,995
Equinix Inc., 1.80%, 07/15/27 (Call 05/15/27)	1,983	1,736,592
ERP Operating LP, 3.25%, 08/01/27 (Call 05/01/27)	1,557	1,444,803
Essex Portfolio LP, 3.63%, 05/01/27 (Call 02/01/27)	1,055	986,182
Extra Space Storage LP, 3.88%, 12/15/27
(Call 09/15/27)	1,291	1,195,156
Federal Realty Investment Trust, 3.25%, 07/15/27
(Call 04/15/27)	1,471	1,341,375
Healthcare Realty Holdings LP, 3.75%, 07/01/27
(Call 04/01/27)	1,791	1,663,158
Healthpeak Properties Inc., 1.35%, 02/01/27
(Call 01/01/27)(a)	1,471	1,285,507
Highwoods Realty LP, 3.88%, 03/01/27
(Call 12/01/26)(a)	760	691,053
Hudson Pacific Properties LP, 3.95%, 11/01/27
(Call 08/01/27)(a)	1,120	881,563
Kimco Realty Corp., 3.80%, 04/01/27 (Call 01/01/27)	1,008	945,615
Mid-America Apartments LP, 3.60%, 06/01/27
(Call 03/01/27)	2,128	2,012,471
NNN REIT Inc., 3.50%, 10/15/27 (Call 07/15/27)	1,171	1,078,772
Omega Healthcare Investors Inc., 4.50%, 04/01/27
(Call 01/01/27)	2,266	2,145,562
Physicians Realty LP, 4.30%, 03/15/27 (Call 12/15/26)	1,185	1,129,139
Prologis LP
2.13%, 04/15/27 (Call 02/15/27)(a)	1,948	1,761,791
3.38%, 12/15/27 (Call 09/15/27)(a)	1,361	1,276,019
Public Storage, 3.09%, 09/15/27 (Call 06/15/27)	1,881	1,761,989
Realty Income Corp.
3.00%, 01/15/27 (Call 10/15/26)(a)	1,948	1,813,159
3.95%, 08/15/27 (Call 05/15/27)(a)	2,416	2,302,110
Regency Centers LP, 3.60%, 02/01/27 (Call 11/01/26)(a)	1,276	1,205,578
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)	1,631	1,438,999
3.38%, 06/15/27 (Call 03/15/27)	2,198	2,059,218
3.38%, 12/01/27 (Call 09/01/27)(a)	3,167	2,951,961
SITE Centers Corp., 4.70%, 06/01/27 (Call 03/01/27)	1,503	1,409,889
Spirit Realty LP, 3.20%, 01/15/27 (Call 11/15/26)	1,065	965,912
Tanger Properties LP, 3.88%, 07/15/27 (Call 04/15/27)	700	631,036
UDR Inc., 3.50%, 07/01/27 (Call 04/01/27)	1,312	1,226,340
Ventas Realty LP, 3.85%, 04/01/27 (Call 01/01/27)	1,366	1,281,895
Welltower OP LLC, 2.70%, 02/15/27 (Call 12/15/26)(a)	1,671	1,538,189
Weyerhaeuser Co., 6.95%, 10/01/27(a)	1,206	1,283,594
		69,847,070
Retail — 3.3%
Advance Auto Parts Inc., 1.75%, 10/01/27
(Call 08/01/27)	1,243	1,041,199
AutoNation Inc., 3.80%, 11/15/27 (Call 08/15/27)(a)	895	826,953
AutoZone Inc., 3.75%, 06/01/27 (Call 03/01/27)	2,124	2,032,073
Security	Par (000)	Value

Retail (continued)
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	$4,118	$3,652,090
3.00%, 05/18/27 (Call 02/18/27)(a)	3,170	3,002,053
Darden Restaurants Inc., 3.85%, 05/01/27
(Call 02/01/27)	1,594	1,523,529
Dollar General Corp.
3.88%, 04/15/27 (Call 01/15/27)(a)	2,951	2,828,563
4.63%, 11/01/27 (Call 10/01/27)(a)	1,340	1,312,141
Home Depot Inc. (The)
2.50%, 04/15/27 (Call 02/15/27)	2,735	2,539,393
2.80%, 09/14/27 (Call 06/14/27)	3,407	3,176,823
2.88%, 04/15/27 (Call 03/15/27)(a)	2,745	2,579,147
Lowe's Companies Inc.
3.10%, 05/03/27 (Call 02/03/27)(a)	5,151	4,827,878
3.35%, 04/01/27 (Call 03/01/27)(a)	2,775	2,624,623
McDonald's Corp.
3.50%, 03/01/27 (Call 12/01/26)	2,818	2,688,259
3.50%, 07/01/27 (Call 05/01/27)	4,129	3,935,969
O'Reilly Automotive Inc., 3.60%, 09/01/27
(Call 06/01/27)(a)	2,742	2,599,334
Starbucks Corp., 2.00%, 03/12/27 (Call 01/12/27)	2,348	2,120,315
Target Corp., 1.95%, 01/15/27 (Call 12/15/26)(a)	1,975	1,814,235
Walmart Inc., 5.88%, 04/05/27(a)	1,040	1,087,164
		46,211,741
Semiconductors — 2.9%
Analog Devices Inc., 3.45%, 06/15/27 (Call 03/15/27)(b)	1,821	1,725,288
Applied Materials Inc., 3.30%, 04/01/27 (Call 01/01/27)	4,398	4,198,595
Broadcom Corp./Broadcom Cayman Finance Ltd.,
3.88%, 01/15/27 (Call 10/15/26)	9,648	9,199,368
Intel Corp.
3.15%, 05/11/27 (Call 02/11/27)(a)	3,398	3,192,251
3.75%, 03/25/27 (Call 01/25/27)	3,637	3,505,923
3.75%, 08/05/27 (Call 07/05/27)	2,440	2,338,618
Micron Technology Inc., 4.19%, 02/15/27 (Call 12/15/26)	2,902	2,787,429
NXP BV/NXP Funding LLC/NXP USA Inc.
3.15%, 05/01/27 (Call 03/01/27)(a)	1,666	1,542,216
4.40%, 06/01/27 (Call 05/01/27)	1,664	1,612,166
QUALCOMM Inc., 3.25%, 05/20/27 (Call 02/20/27)	6,667	6,327,583
Texas Instruments Inc., 2.90%, 11/03/27 (Call 08/03/27)	1,754	1,638,008
TSMC Arizona Corp., 3.88%, 04/22/27 (Call 03/22/27)(a)	2,427	2,334,726
		40,402,171
Shipbuilding — 0.1%
Huntington Ingalls Industries Inc., 3.48%, 12/01/27
(Call 09/01/27)	2,251	2,076,998

Software — 3.7%
Activision Blizzard Inc., 3.40%, 06/15/27 (Call 03/15/27)	1,494	1,414,385
Adobe Inc., 2.15%, 02/01/27 (Call 12/01/26)	3,579	3,291,785
Autodesk Inc., 3.50%, 06/15/27 (Call 03/15/27)(a)	2,152	2,031,466
Fidelity National Information Services Inc., 4.70%,
07/15/27 (Call 06/15/27)	1,238	1,216,843
Fiserv Inc., 2.25%, 06/01/27 (Call 04/01/27)	3,876	3,487,237
Intuit Inc., 1.35%, 07/15/27 (Call 05/15/27)	2,333	2,049,797
Microsoft Corp., 3.30%, 02/06/27 (Call 11/06/26)	10,139	9,727,357
Oracle Corp.
2.80%, 04/01/27 (Call 02/01/27)	6,853	6,322,509
3.25%, 11/15/27 (Call 08/15/27)	8,513	7,939,394
Roper Technologies Inc., 1.40%, 09/15/27
(Call 07/15/27)	2,150	1,867,275

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Corporate ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Take-Two Interactive Software Inc., 3.70%, 04/14/27
(Call 03/14/27)	$2,590	$2,456,589
VMware Inc.
3.90%, 08/21/27 (Call 05/21/27)	4,071	3,865,944
4.65%, 05/15/27 (Call 03/15/27)	1,810	1,764,080
Workday Inc., 3.50%, 04/01/27 (Call 03/01/27)	4,040	3,836,465
		51,271,126
Telecommunications — 3.9%
AT&T Inc.
2.30%, 06/01/27 (Call 04/01/27)	7,344	6,580,665
3.80%, 02/15/27 (Call 11/15/26)	2,637	2,508,789
4.25%, 03/01/27 (Call 12/01/26)	4,966	4,796,759
Nokia OYJ, 4.38%, 06/12/27(a)	1,790	1,691,389
Rogers Communications Inc., 3.20%, 03/15/27
(Call 02/15/27)	4,275	3,965,191
Telefonica Emisiones SA, 4.10%, 03/08/27(a)	5,026	4,818,929
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	1,525	1,411,601
3.70%, 09/15/27 (Call 06/15/27)(a)	1,858	1,745,777
T-Mobile USA Inc.
3.75%, 04/15/27 (Call 02/15/27)	12,920	12,256,945
5.38%, 04/15/27 (Call 04/15/24)(a)	1,490	1,492,414
Verizon Communications Inc.
3.00%, 03/22/27 (Call 01/22/27)	2,730	2,548,837
4.13%, 03/16/27	10,752	10,408,473
		54,225,769
Toys, Games & Hobbies — 0.1%
Hasbro Inc., 3.50%, 09/15/27 (Call 06/15/27)(a)	1,579	1,477,012

Transportation — 1.4%
Burlington Northern Santa Fe LLC, 3.25%, 06/15/27
(Call 03/15/27)(a)	1,835	1,746,314
CSX Corp., 3.25%, 06/01/27 (Call 03/01/27)	3,601	3,401,685
Norfolk Southern Corp.
3.15%, 06/01/27 (Call 03/01/27)	2,001	1,874,257
7.80%, 05/15/27(a)	383	419,596
Ryder System Inc.
2.85%, 03/01/27 (Call 02/01/27)(a)	1,530	1,405,504
4.30%, 06/15/27 (Call 05/15/27)	1,330	1,288,570
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	1,946	1,779,695
Security	Par/ Shares (000)	Value

Transportation (continued)
3.00%, 04/15/27 (Call 01/15/27)(a)	$1,922	$1,809,063
United Parcel Service Inc., 3.05%, 11/15/27
(Call 08/15/27)(a)	3,756	3,529,100
Walmart Inc., 3.95%, 09/09/27 (Call 08/09/27)(a)	2,606	2,561,568
		19,815,352
Trucking & Leasing — 0.1%
GATX Corp., 3.85%, 03/30/27 (Call 12/30/26)	1,291	1,212,262

Venture Capital — 0.1%
Hercules Capital Inc., 3.38%, 01/20/27 (Call 12/20/26)(a)	1,160	1,020,800

Water — 0.1%
American Water Capital Corp., 2.95%, 09/01/27
(Call 06/01/27)(a)	1,563	1,443,696

Total Long-Term Investments — 98.9%
(Cost: $1,442,131,596)		1,378,371,076

Short-Term Securities

Money Market Funds — 5.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.42%(c)(d)(e)	77,317	77,340,086
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.22%(c)(d)	1,540	1,540,000

Total Short-Term Securities — 5.7%
(Cost: $78,844,507)		78,880,086

Total Investments — 104.6%
(Cost: $1,520,976,103)		1,457,251,162

Liabilities in Excess of Other Assets — (4.6)%		(64,112,622)

Net Assets — 100.0%		$1,393,138,540

(a)	All or a portion of this security is on loan.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$86,106,217	$—	$(8,816,811	)(a)	$10,703	$39,977	$77,340,086	77,317	$349,633	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,367,000	—	(2,827,000	)(a)	—	—	1,540,000	1,540	93,520		1
					$10,703	$39,977	$78,880,086		$443,153		$1

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Corporate ETF
July 31, 2023

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,378,371,076	$—	$1,378,371,076
Short-Term Securities
Money Market Funds	78,880,086	—	—	78,880,086
	$78,880,086	$1,378,371,076	$—	$1,457,251,162

Portfolio Abbreviation

REIT	Real Estate Investment Trust